Subsequent events	12 Months Ended
Mar. 31, 2016
Subsequent events
Subsequent events

24. Subsequent events:

Dividends for the fiscal year ended March 31, 2016

Subsequent to March 31, 2016, the Company’s Board of Directors declared a cash dividend of ¥11,864 million payable on June 2, 2016 to stockholders as of March 31, 2016.

Completion of Acquisition of ANA IMEP S.A.

On May 31, 2016, Nidec Sole Motor Corporation S.R.L., NIDEC’s subsidiary, acquired approximately 94.8% of the shares of ANA IMEP S.A. (“IMEP”) in Romania from its major shareholder (the “Transaction”).

1) Purpose of the Transaction

IMEP develops, manufactures and sells products of washing machine and drying machine motors.

Through the Transaction, NIDEC expects to enhance the competitiveness of its appliance motor business in the European market, one of Appliance, Commercial and Industrial Motors business (“ACIM”) on which it particularly places emphasis. NIDEC also expects to obtain IMEP’s major customers. In addition, NIDEC intends to build up a major manufacturing base in an emerging EU market for its ACIM.

2) Funds	NIDEC utilizes its cash on hand for funding.